Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Schedule of stock option activity
The following table summarizes stock option activity under the Company’s incentive plans for the periods covered:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life	Aggregated Intrinsic Value
			(in years)	(in thousands)
Options outstanding, September 30, 2022	42,764,264	$0.26
Recapitalization	(33,006,982)	$0.88
Options outstanding, September 30, 2022	9,757,282	$1.14
Granted	123,280	$4.16
Exercised	(844,350)	$0.53
Forfeited	(63,503)	$2.67
Options outstanding, December 31, 2022	8,972,709	$1.23	7.51	$66,350
Options Exercisable, December 31, 2022	5,533,064	$0.61	6.69	$44,308
Vested and expected to vest after December 31, 2022	8,977,074	$1.23	7.51	$66,385

Schedule of fair valuation assumptions for stock options

	Three Months Ended December 31,
	2022		2021
	Range	Weighted Average	Range	Weighted Average
Dividend yield (%)	0% - 0%	0%	0% - 0%	0%
Expected volatility (%)	44.90% - 47.26%	45.90%	43.21% - 44.26%	43.78%
Risk-free interest rate (%)	3.70% - 3.80%	3.76%	1.17% - 1.40%	1.29%
Expected life of stock options (years)	5.00 -7.00	5.88	5.13 - 7.00	6.06
Fair value of common stock ($)	$4.16 - $4.16	$4.16	$1.67 - $1.67	$1.67

Schedule of stock-based compensation expense

	Three Months Ended December 31,
	2022	2021

	(in thousands)
Cost of revenue	$68	$5
Research and development expenses	220	60
Sales and marketing expenses	104	20
General and administrative expenses	224	44

Total stock-based compensation expense	$616	$129

MARIADB CORPORATION AB [Member]
Schedule of stock option activity
The following table summarizes stock option activity under the Company’s incentive plans for the periods covered:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life	Aggregated Intrinsic Value
			(in years)	(in thousands)
Options outstanding, September 30, 2021 (1)	47,156,876	$0.13
Granted	10,053,674	$0.81
Exercised	(9,657,581)	$0.09
Forfeited	(4,788,705)	$0.48

Options outstanding, September 30, 2022	42,764,264	$0.24	7.69	$26,907

Options Exercisable, September 30, 2022	25,951,862	$0.11	6.81	$19,655

Vested and expected to vest after September 30, 2022	41,954,393	$0.24	7.69	$26,338

(1)	The options outstanding as of September 30, 2021 have been reduced by 1,106,511 options to reflect miscellaneous prior period true up adjustments.

Schedule of fair valuation assumptions for stock options

	Year Ended September 30,
	2022		2021
	Range	Weighted Average	Range	Weighted Average
Dividend yield (%)	0% - 0%	0%	0% - 0%	0%
Expected volatility (%)	43.21% - 46.94%	44.87%	40.19% - 57.16%	41.71%
Risk–free interest rate (%)	1.17%- 3.27%	2.81%	0.06% - 1.39%	0.83%
Expected life of stock options (years)	5.00- 7.02	6.01	0.10 - 7.50	5.98
Fair value of common stock ($)	$0.32- $0.87	$0.81	$0.20 - $0.20	$0.20

Schedule of stock-based compensation expense

	Year Ended September 30,
	2022	2021
	(in thousands)
Cost of revenue	$143	$13
Research and development expenses	687	187
Sales and marketing expenses	383	81
General and administrative expenses	657	237

Total stock-based compensation expense	$1,870	$518